CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY	Total USD ($)	Total KRW	Common Shares USD ($)	Common Shares KRW	Additional Paid-in Capital USD ($)	Additional Paid-in Capital KRW	Retained Earnings (Accumulated Deficit) USD ($)	Retained Earnings (Accumulated Deficit) KRW	Accmulated Other Comprehensive Income (Loss) USD ($)	Accmulated Other Comprehensive Income (Loss) KRW	Non-Controlling Interest in Subsidiary USD ($)	Non-Controlling Interest in Subsidiary KRW
Beginning Balance at Dec. 31, 2008		76,608,000,000		3,474,000,000		75,247,000,000		(5,652,000,000)		3,402,000,000		137,000,000
Beginning Balance (in shares) at Dec. 31, 2008				6,948,900
Amortization of deferred stock compensation		148,000,000				148,000,000
Comprehensive (loss) income
Foreign currency translation adjustments, net of tax		(140,000,000)								(140,000,000)
Net income (loss)		6,994,000,000						6,917,000,000				77,000,000
Total comprehensive income		6,854,000,000
Ending Balance at Dec. 31, 2009		83,610,000,000		3,474,000,000		75,395,000,000		1,265,000,000		3,262,000,000		214,000,000
Ending Balance (in shares) at Dec. 31, 2009				6,948,900
Increase of non-controlling interest from acquisition of a new subsidiary		10,802,000,000										10,802,000,000
Comprehensive (loss) income
Foreign currency translation adjustments, net of tax		290,000,000								290,000,000
Net income (loss)		3,710,000,000						3,730,000,000				(20,000,000)
Total comprehensive income		4,000,000,000
Ending Balance at Dec. 31, 2010	84,946,000	98,412,000,000	2,999,000	3,474,000,000	65,080,000	75,395,000,000	4,311,000	4,995,000,000	3,065,000	3,552,000,000	9,491,000	10,996,000,000
Ending Balance (in shares) at Dec. 31, 2010			6,948,900
Comprehensive (loss) income
Foreign currency translation adjustments, net of tax	(438,000)	(510,000,000)							(438,000)	(510,000,000)
Net income (loss)	11,012,000	12,757,000,000					12,886,000	14,928,000,000			(1,874,000)	(2,171,000,000)
Total comprehensive income	10,574,000	12,247,000,000
Ending Balance at Dec. 31, 2011	$ 95,520,000	110,659,000,000	$ 2,999,000	3,474,000,000	$ 65,080,000	75,395,000,000	$ 17,197,000	19,923,000,000	$ 2,627,000	3,042,000,000	$ 7,617,000	8,825,000,000
Ending Balance (in shares) at Dec. 31, 2011			6,948,900